Trade and Other Current Payables	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade and Other Current Payables

24.TRADE AND OTHER CURRENT AND NON-CURRENT PAYABLES

The detail of Trade and Other Current Payables as of December 31, 2018 and 2017 is as follows:

	Current		Non-Current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Trade and Other Payables	ThUS$	ThUS$	ThUS$	ThUS$
Trade current payables
Energy suppliers	1,069,698	679,097	194,586	263,907
Fuel and gas suppliers	19,296	22,585	—	—
Payables for goods and services	908,269	1,049,507	12,094	34,109
Payables for assets acquisitions	109,457	29,659	15,066	16,872
Subtotal Trade Payables	2,106,720	1,780,848	221,746	314,888

Other payables
Dividends payable to non-controlling interests	218,424	69,597	—	—
Payables to CAMMESA (1)	304,259	388,281	183,843	315,921
Fines and complaints (2)	164,123	238,300	—	—
Research and development	110,996	28,646	99,334	106,341
Taxes payables other than income tax	220,722	437,163	2,165	17,393
Accounts payables to staff	196,351	190,947	103	14,385
Regulatory Liabilities Brazilian Subsidiaries	568,085	162,584	401,029	138,854
Other payables	226,567	27,487	24,836	70,787
Subtotal other current payables	2,009,527	1,543,005	711,310	663,681

Total	4,116,247	3,323,853	933,056	978,569

See Note 22.4 for the description of the liquidity risk management policy.

(1)

As of December 31, 2018, the balance includes ThUS$257,715 from our subsidiary Edesur related to the payables for energy purchases from CAMMESA (ThUS$320,238 as of December 31, 2017). In addition, it included a total amount of ThUS$230,387 (ThUS$ 383,964 as of December 31, 2017) related to the loan agreements signed with CAMMESA for (i) financing the functional operational needs of the power generating plant of our subsidiary Enel Generación Costanera, (ii) financing the maintenance needs of the turbosteam generators in our subsidiary Dock Sud, and (iii) financing the Extraordinary Investment Plan our subsidiary Edesur.

(2)

Corresponds mainly to fines and complaints that our Argentine subsidiary Edesur S.A. has received during the current and prior years from the regulatory agency due to business service quality, technical product quality, and public safety. These fines have not been paid, as some were suspended under the Agreement Act signed in 2007 with the Argentine government, the amount of these fines and complaints is updated in line with the adjustments to the value added from distribution as part of tariff reviews. As of December 31, 2018 as a result of application of ENRE Resolution No. 1/2016, the financial update of those fines and complaints resulted in an  expense of ThUS$48,555 (ThUS$65,398 as of December 31, 2017)

The detail of trade payables, both up to date and past due as of December 31, 2018 and 2017 are presented in Appendix 3.